Noncontrolling Interests [Text Block] (Tables)	6 Months Ended
Sep. 30, 2014
Effect On MUFG's Shareholders' Equity From Changes In Ownership Of Subsidiaries [Table Text Block]

	Six months ended September 30,
	2013	2014
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥383,314	¥838,296
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	—	537

Net transfers from the noncontrolling interest shareholders	—	537

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥383,314	¥838,833